Fees to Auditors - Summary of Fees to Auditors (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Auditors Remuneration [line items]
Audit fees	kr 170	kr 140	kr 106
Audit-related fees	9	10	8
Tax fees	13	8	10
Other fees	23	3	7
Total	215	161	131
Deloitte [member]
Auditors Remuneration [line items]
Audit fees	163	132	97
Audit-related fees	7	9	8
Tax fees	2	2	4
Other fees	1	1	5
Total	173	144	114
Others [member]
Auditors Remuneration [line items]
Audit fees	7	8	9
Audit-related fees	2	1
Tax fees	11	6	6
Other fees	22	2	2
Total	kr 42	kr 17	kr 17